SCHEDULE OF CASH AND CASH EQUIVALENTS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Cash at banks		$ 1,215,529		$ 514,490
Cash on hand		277		398
Short-term fixed deposits		879,683		4,455,479
Cash and cash equivalents	$ 1,629,589	2,095,489		4,970,367
Less: Fixed deposits with maturities over 3 months				(273,320)
Cash and cash equivalents on consolidated statements of cash flows	$ 1,629,589	$ 2,095,489	$ 3,652,731	$ 4,697,047	$ 6,224,187	$ 1,579,718